[Federal Life Insurance Company (Mutual) Letterhead]

March 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A

File Nos.: 333-147464; 811-02570

CIK: 0000034867

Rule 30b2-1 Filing

Dear Sir or Madam:

We have included with this filing the annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on February 25, 2013.

Very truly yours,

/s/ William S. Austin
William S. Austin
President and Chief Operating Officer Federal Life Insurance Company (Mutual)

Federal Life Insurance Company (Mutual) 3750 West Deerfield Road • Riverwoods, Illinois 60015 • (847) 520-1900

February 25, 2013

To Contract Owners and Participants:

We are pleased to forward our 2012 annual report reflecting the financial condition of the Federal Life Variable Annuity Account A. Values of accumulation units for the account divisions that make up the separate account are shown under the section “Net Assets” in the Statement of Assets and Liabilities of the account. Total net assets attributable to contract owners at the end of 2012 are $21,483,104.

Federal Life Variable Annuity Account A, a segregated investment established by Federal Life Insurance Company (Mutual), invests its funds at net asset value in shares of the Vanguard group of mutual funds.

The operating results of the mutual funds representing investments of the account divisions that apply to your policy may be found in the latest financial report of such mutual funds. The mutual funds reporting period may not always coincide with the reporting period for Federal Life Variable Annuity Account A.

If you have any questions or would like any additional information, please call Leslie Shear at (800) 233-3750 extension 335. Your participation in Federal Life Variable Annuity Account A is greatly appreciated.

William S. Austin President and Chief Operating Officer

Federal Life Variable Annuity Account A

Annual Report

December 31, 2012

Annual Report of

Federal Life Variable Annuity Account A

Prepared and Provided by:

Federal Life Insurance Company (Mutual)

3750 West Deerfield Road

Riverwoods, Illinois 60015

This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A

Annual Report

December 31, 2012

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities

December 31, 2012

	Number of Shares	Share Value	Total Value
Assets:
Investments at Fair Value (Note B)
Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Shares (Cost $872,860)	24,452.370	$58.40	$1,428,018

Vanguard Long-Term Corporate Fund
Investor Class Qualified Shares (Cost $3)	3.244	$10.85	35
Admiral Class Non-Qualified Shares (Cost $779,888)	81,827.148	$10.85	887,825

Vanguard Windsor Fund
Admiral Class Qualified Shares (Cost $1,029,909)	28,810.558	$50.94	1,467,610
Admiral Class Non-Qualified Shares (Cost $9,154,268)	224,064.515	$50.94	11,413,846

Vanguard Wellington Fund
Investor Class Qualified Shares (Cost $41,611)	1,888.078	$33.84	63,893
Admiral Class Non-Qualified Shares (Cost $2,418,349)	57,799.920	$58.45	3,378,405

Vanguard Morgan Growth Fund
Admiral Class Qualified Shares (Cost $58,577)	1,812.966	$61.68	111,824
Admiral Class Non-Qualified Shares (Cost $747,888)	18,715.113	$61.68	1,154,348

Vanguard Prime Money Market Fund
Investor Class Qualified Shares (Cost $46,487)	46,486.800	$1.00	46,487
Investor Class Non-Qualified Shares (Cost $1,584,150)	1,584,150.390	$1.00	1,584,150

Total Assets			$21,536,441

Liabilities
Funds Held for Federal Life Insurance Company (Mutual)			$52,279
Accrued Expenses (Note C)			1,058

Total Liabilities			53,337

Total Net Assets Attributable to Variable Annuity Contract Owners			$21,483,104

See notes to financial statements.

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities (Continued)

December 31, 2012

	Number of Units	Unit Value	Total Value
Net Assets Attributable to Variable Annuity Contract Owners
Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Accumulation Units	54,879.815	25.849738	$1,418,629

Vanguard Long-Term Corporate Fund
Investor Class Qualified Accumulation Units	0.000	17.621714	0
Admiral Class Non-Qualified Accumulation Units	49,534.310	17.967113	889,989

Vanguard Windsor Fund
Admiral Class Qualified Accumulation Units	21,028.547	48.879195	1,027,858
Reserve for Payout Annuity			438,600
Admiral Class Non-Qualified Accumulation Units	333,597.872	34.124935	11,384,006
Reserve for Payout Annuity			6,329

Vanguard Wellington Fund
Investor Class Qualified Accumulation Units	1,895.109	33.649551	63,770
Admiral Class Non-Qualified Accumulation Units	119,290.069	28.220000	3,366,366

Vanguard Morgan Growth Fund
Admiral Class Qualified Accumulation Units	3,355.965	33.013024	110,791
Admiral Class Non-Qualified Accumulation Units	47,710.633	24.181645	1,153,722

Vanguard Prime Money Market Fund
Investor Class Qualified Accumulation Units	9,879.827	4.570282	45,154
Investor Class Non-Qualified Accumulation Units	345,250.528	4.570282	1,577,892

Total Net Assets Attributable to Variable Annuity Contract Owners			$21,483,104

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2012 and 2011

	Vanguard Wellesley Income Fund

	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Income—Reinvested dividends	$45,606	$50,289
Expense—Mortality and expense	12,008	11,529

Net investment income	33,598	38,760
Net realized and unrealized gain on investments	88,916	77,720

Increase in net assets from operations	122,514	116,480
Net redemption payments disbursed	(95,393)	(233,809)

Increase (decrease) in net assets	27,122	(117,329)
Net assets, beginning of year	1,391,507	1,508,836

Net assets, end of year	$1,418,629	$1,391,507

	Vanguard Long-Term Corporate Fund

	Investor Class Qualified 2012	Investor Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Income—Reinvested dividends	$3	$11	$39,112	$43,573
Expense—Mortality and expense	0	0	6,858	5,857

Net investment income	3	11	32,254	37,716
Net realized and unrealized gain on investments	0	11	48,788	67,821

Increase in net assets from operations	3	22	81,042	105,537
Net redemption payments (disbursed) received	(165)	0	56,000	0

(Decrease) increase in net assets	(162)	22	137,042	105,537
Net assets, beginning of year	162	140	752,947	647,410

Net assets, end of year	$0	$162	$889,989	$752,947

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2012 and 2011

	Vanguard Windsor Fund

	Admiral Class Qualified 2012	Admiral Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Income—Reinvested dividends	$30,985	$25,781	$239,978	$166,598
Expense—Mortality and expense	8,168	10,498	90,986	87,492

Net investment income	22,817	15,283	148,992	79,106
Net realized and unrealized gain (loss) on investments	238,957	(98,841)	1,761,537	(552,051)

Increase (decrease) in net assets from operations	261,774	(83,558)	1,910,528	(472,945)
Net redemption payments disbursed	(75,052)	(513,302)	(159,076)	(572,780)

Increase (decrease) in net assets	186,722	(596,860)	1,751,453	(1,045,725)
Net assets, beginning of year	1,279,736	1,876,596	9,638,882	10,684,607

Net assets, end of year	$1,466,458	$1,279,736	$11,390,335	$9,638,882

	Vanguard Wellington Fund

	Investor Class Qualified 2012	Investor Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Income—Reinvested dividends	$1,919	$1,698	$104,359	$92,941
Expense—Mortality and expense	522	481	27,667	25,795

Net investment income	1,397	1,217	76,692	67,146
Net realized and unrealized gain on investments	5,239	434	278,556	29,129

Increase in net assets from operations	6,636	1,651	355,248	96,275
Net redemption payments disbursed	0	0	(30,588)	(96,756)

Increase (decrease) in net assets	6,636	1,651	324,660	(481)
Net assets, beginning of year	57,134	55,483	3,041,706	3,042,187

Net assets, end of year	$63,770	$57,134	$3,366,366	$3,041,706

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2012 and 2011

	Vanguard Morgan Growth Fund

	Admiral Class Qualified 2012	Admiral Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Income—Reinvested dividends	$1,318	$702	$13,602	$8,446
Expense—Mortality and expense	923	859	10,057	10,347

Net investment income (loss)	395	(157)	3,544	(1,901)
Net realized and unrealized gain (loss) on investments	13,442	(3,075)	158,837	(42,387)

Increase (decrease) in net assets from operations	13,837	(3,232)	162,381	(44,288)
Net purchase payments (disbursed) received	0	0	(160,520)	170,169

Increase (decrease) in net assets	13,837	(3,232)	1,861	125,881
Net assets, beginning of year	96,954	100,186	1,151,861	1,025,980

Net assets, end of year	$110,791	$96,954	$1,153,722	$1,151,861

	Vanguard Prime Money Market Fund

	Investor Class Qualified 2012	Investor Class Qualified 2011	Investor Class Non-Qualified 2012	Investor Class Non-Qualified 2011
Income—Reinvested dividends	$18	$31	$626	$747
Expense—Mortality and expense	395	522	13,719	13,986

Net investment loss	(377)	(491)	(13,092)	(13,239)
Net realized and unrealized (loss) gain on investments	(1)	37	(39)	32

Decrease in net assets from operations	(378)	(454)	(13,131)	(13,207)
Net redemption payments disbursed	(3,676)	(27,276)	(41,403)	(13,582)

Decrease in net assets	(4,053)	(27,730)	(54,534)	(26,789)
Net assets, beginning of year	49,207	76,937	1,632,426	1,659,215

Net assets, end of year	$45,154	$49,207	$1,577,892	$1,632,426

See notes to financial statements.

Federal Annuity Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2012 and 2011

	Federal Life Equity Portfolio

	2012	2011
Income—Reinvested dividends	$0	$0
Expense—Mortality and expense	0	0

Net investment income	0	0
Net realized and unrealized gain on investments	0	211

Increase in net assets from operations	0	211
Net redemption payments disbursed	0	(9,504)

Decrease in net assets	0	(9,293)
Net assets, beginning of year	0	9,293

Net assets, end of year	$0	$0

	Federal Life Fixed Income Portfolio

	2012	2011
Income—Reinvested dividends	$0	$0
Expense—Mortality and expense	0	0

Net investment income	0	0
Net realized gain on investments	0	77

Increase in net assets from operations	0	77
Net redemption payments disbursed	0	(2,723)

Decrease in net assets	0	(2,646)
Net assets, beginning of year	0	2,646

Net assets, end of year	$0	$0

See notes to financial statements.

Federal Life Variable Annuity Account A

Notes to Financial Statements

December 31, 2012

Note A—The Account

Federal Life Variable Annuity Account A (the Account) is a separate account of Federal Life Insurance Company (Mutual) (Federal Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred into the Account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAPUSA) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Account has evaluated the recognition and disclosure of subsequent events for its 2012 financial statements through February 21, 2013.

Note B—Investments

The Net Asset Value (NAV) of the investments in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend trade date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as the net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.

The cost of purchases and proceeds from sales of investments for the years ended December 31 were as follows:

	2012		2011
	Purchases	Sales	Purchases	Sales
Vanguard Wellesley Income Fund	$0	$95,393	$0	$233,809
Vanguard Long-Term Corporate Fund	56,000	165	0	0
Vanguard Windsor Fund	0	234,128	0	1,086,082
Vanguard Wellington Fund	0	30,588	84,372	181,128
Vanguard Morgan Growth Fund	0	160,520	261,708	91,539
Vanguard Prime Money Market Fund	0	45,079	0	40,858
Federal Life Equity Portfolio	0	0	0	9,504
Federal Life Fixed Income Portfolio	0	0	0	2,723

Total	$56,000	$565,872	$346,080	$1,645,643

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note C—Mortality and Expense Assurances

Deductions of 0.00233% and 0.00137% per daily valuation period (annual basis of 0.85% and 0.50%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard and the Federal Life Portfolios, respectively. Expenses were not charged for the Federal Life Portfolios.

Note D—Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which under the Internal Revenue Code (the Code) is taxed as a life insurance company. The Account will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income, nor on the realized gain on the Account.

Note E—Changes in Units Outstanding

	Vanguard Wellesley Income Fund

	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Unit value, beginning of year	$23.68	$21.76
Unit value, end of year	$25.85	$23.68
Number of units outstanding, beginning of year	58,762.962	69,335.493
Net contract purchase payments	0	0
Withdrawals	(3,883.147)	(2,472.998)
Transfers between Account divisions, net	0	(8,099.533)

Number of units outstanding, end of year	54,879.815	58,762.962

	Vanguard Long-Term Corporate Fund

	Investor Class Qualified 2012	Investor Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Unit value, beginning of year	$15.92	$13.70	$16.21	$13.94
Unit value, end of year	$17.62	$15.92	$17.97	$16.21
Number of units outstanding, beginning of year	10.197	10.197	46,446.483	46,446.483
Net contract purchase payments	0	0	3,087.827	0
Withdrawals	(10.197)	0	0	0
Transfers between Account divisions, net	0	0	0	0

Number of units outstanding, end of year	0.000	10.197	49,534.310	46,446.483

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note E—Changes in Units Outstanding (Continued)

	Vanguard Windsor Fund

	Admiral Class Qualified 2012	Admiral Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Unit value, beginning of year	$40.76	$42.80	$28.46	$29.88
Unit value, end of year	$48.88	$40.76	$34.12	$28.46
Number of units outstanding, beginning of year	21,683.034	33,362.071	338,484.401	357,334.639
Net contract purchase payments	0	0	0	0
Withdrawals	(654.487)	(11,415.775)	(1,664.707)	(18,850.238)
Transfers between Account divisions, net	0	(263.262)	(3,221.822)	0

Number of units outstanding, end of year	21,028.547	21,683.034	333,597.872	338,484.401

	Vanguard Wellington Fund

	Investor Class Qualified 2012	Investor Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Unit value, beginning of year	$30.15	$29.28	$25.26	$24.51
Unit value, end of year	$33.65	$30.15	$28.22	$25.26
Number of units outstanding, beginning of year	1,895.109	1,895.109	120,407.286	124,122.540
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(1,117.217)	(1,824.025)
Transfers between Account divisions, net	0	0	0	(1,891.229)

Number of units outstanding, end of year	1,895.109	1,895.109	119,290.069	120,407.286

	Vanguard Morgan Growth Fund

	Admiral Class Qualified 2012	Admiral Class Qualified 2011	Admiral Class Non-Qualified 2012	Admiral Class Non-Qualified 2011
Unit value, beginning of year	$28.89	$29.85	$21.16	$21.87
Unit value, end of year	$33.01	$28.89	$24.18	$21.16
Number of units outstanding, beginning of year	3,355.965	3,355.965	54,431.535	46,918.577
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(2,730.590)	(1,207.835)
Transfers between Account divisions, net	0	0	(3,990.311)	8,720.793

Number of units outstanding, end of year	3,355.965	3,355.965	47,710.633	54,431.535

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note E—Changes in Units Outstanding (Continued)

	Vanguard Prime Money Market Fund

	Investor Class Qualified 2012	Investor Class Qualified 2011	Investor Class Non-Qualified 2012	Investor Class Non-Qualified 2011
Unit value, beginning of year	$4.61	$4.64	$4.61	$4.64
Unit value, end of year	$4.57	$4.61	$4.57	$4.61
Number of units outstanding, beginning of year	10,679.138	16,563.685	354,277.822	357,210.825
Net contract purchase payments	0	0	0	0
Withdrawals	(799.311)	(5,884.547)	(9,027.294)	0
Transfers between Account divisions, net	0	0	0	(2,933.003)

Number of units outstanding, end of year	9,879.827	10,679.138	345,250.528	354,277.822

	Federal Life Equity Portfolio

	2012	2011
Unit value, beginning of year	$0	$12.53
Unit value, end of year	$0	$0
Number of units outstanding, beginning of year	0	741.469
Net contract purchase payments	0	—
Withdrawals	0	(741.469)
Transfers between Account divisions, net	0	0

Number of units outstanding, end of year	0	0

	Federal Life Fixed Income Portfolio

	2012	2011
Unit value, beginning of year	$0	$10.57
Unit value, end of year	$0	$0
Number of units outstanding, beginning of year	0	250.271
Net contract purchase payments	0	0
Withdrawals	0	(250.271)
Transfers between Account divisions, net	0	0

Number of units outstanding, end of year	0	0

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31

Vanguard Wellesley Income Fund

Admiral Class Non-Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	54,879.815	$25.85	$1,418,629	3.25%	0.85%	8.80%
2011	58,762.962	23.68	1,391,507	3.56%	0.85%	7.72%
2010	69,335.493	21.76	1,508,836	3.76%	0.85%	9.04%
2009	85,220.220	19.82	1,689,372	4.67%	0.85%	13.46%
2008	95,064.947	17.22	1,636,556	5.06%	0.85%	-11.46%

Vanguard Long-Term Corporate

Fund Investor Class Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	0.000	$17.62	$0	0.00%	0.85%	2.06%
2011	10.197	15.92	162	7.40%	0.85%	15.71%
2010	10.197	13.70	140	6.67%	0.85%	9.63%
2009	10.197	12.48	127	7.46%	0.85%	7.46%
2008	10.197	11.57	118	3.65%	0.85%	-3.73%

Vanguard Long-Term Corporate Fund

Admiral Class Non-Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	49,534.310	$17.97	$889,989	5.59%	0.85%	10.76%
2011	46,446.483	16.21	752,947	6.33%	0.85%	16.30%
2010	46,446.483	13.94	647,410	6.23%	0.85%	10.10%
2009	80,559.354	12.68	1,021,591	6.14%	0.85%	7.72%
2008	81,656.895	11.74	959,048	5.93%	0.85%	1.45%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

Vanguard Windsor Fund

Admiral Class Qualified

Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	21,028.547	$48.88	$1,027,858	0.59%	0.85%	20.46%
2011	21,683.034	40.76	883,891	1.53%	0.85%	-4.45%
2010	33,362.071	42.80	1,427,961	1.34%	0.85%	14.07%
2009	34,474.679	37.57	1,295,102	1.92%	0.85%	25.13%
2008	60,136.919	28.09	1,689,067	2.23%	0.85%	-51.53%

Vanguard Windsor Fund

Admiral Class Non-Qualified

Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	333,597.872	$34.12	$11,384,006	2.28%	0.85%	19.82%
2011	338,484.401	28.46	9,633,074	1.61%	0.85%	-4.43%
2010	357,334.639	29.88	10,677,908	1.33%	0.85%	13.53%
2009	366,937.110	26.23	9,623,720	2.17%	0.85%	29.60%
2008	397,803.753	19.61	7,800,499	2.18%	0.85%	-49.18%

Vanguard Wellington Fund

Investor Class Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	1,895.109	$33.65	$63,770	3.18%	0.85%	11.61%
2011	1,895.109	30.15	57,134	2.98%	0.85%	2.98%
2010	1,895.109	29.28	55,483	2.91%	0.85%	9.79%
2009	1,895.109	26.62	50,440	3.42%	0.85%	19.48%
2008	1,895.109	21.97	41,631	3.55%	0.85%	-25.40%

(1)	Does not include payout reserve

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

Vanguard Wellington Fund

Admiral Class Non-Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	119,290.069	$28.22	$3,366,366	3.26%	0.85%	11.68%
2011	120,407.286	25.26	3,041,706	3.04%	0.85%	3.16%
2010	124,122.540	24.51	3,042,187	2.95%	0.85%	9.36%
2009	139,892.838	22.26	3,114,288	3.47%	0.85%	18.70%
2008	146,439.049	18.35	2,687,383	3.72%	0.85%	-25.63%

Vanguard Morgan Growth Fund

Admiral Class Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	3,355.965	$33.01	$110,791	1.27%	0.85%	14.27%
2011	3,355.965	28.89	96,954	0.69%	0.85%	-3.23%
2010	3,355.965	29.85	100,186	0.74%	0.85%	17.91%
2009	3,355.965	25.33	84,997	0.89%	0.85%	26.02%
2008	4,948.697	18.74	92,735	1.03%	0.85%	-50.35%

Vanguard Morgan Growth Fund

Admiral Class Non-Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	47,710.633	$24.18	$1,153,722	1.18%	0.85%	14.10%
2011	54,431.535	21.16	1,151,861	0.73%	0.85%	-4.32%
2010	46,918.577	21.87	1,025,980	0.73%	0.85%	17.24%
2009	46,918.577	18.55	870,431	0.98%	0.85%	28.42%
2008	51,282.999	13.73	703,927	1.01%	0.85%	-49.74%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

Vanguard Prime Money Market Fund

Investor Class Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	9,879.827	$4.57	$45,154	0.04%	0.85%	-0.77%
2011	10,679.138	4.61	49,207	0.05%	0.85%	-0.59%
2010	16,563.685	4.64	76,937	0.06%	0.85%	-0.79%
2009	16,634.135	4.68	77,876	0.54%	0.85%	-0.31%
2008	17,067.455	4.70	80,156	2.75%	0.85%	2.01%

Vanguard Prime Money Market Fund

Investor Class Non-Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2012	345,250.528	$4.57	$1,577,892	0.04%	0.85%	-0.80%
2011	354,277.822	4.61	1,632,426	0.05%	0.85%	-0.80%
2010	357,210.825	4.64	1,659,215	0.06%	0.85%	-0.79%
2009	397,853.524	4.68	1,862,636	0.54%	0.85%	-0.30%
2008	424,251.084	4.70	1,992,468	2.72%	0.85%	1.88%

Federal Life Equity Portfolio*

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2011	0	$0	$0	0.47%	0.50%	1.70%
2010	741.469	12.53	9,293	1.74%	0.50%	17.10%
2009	741.469	10.76	7,976	5.33%	0.50%	7.65%

Federal Life Fixed Income Portfolio*

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2011	—	$0.01	$0.01	2.78%	0.50%	2.98%
2010	250.271	10.57	2,646	3.28%	0.50%	6.37%
2009	250.271	9.99	2,500	3.36%	0.50%	0.00%

*	The portfolios commenced operations on October 31, 2009 and abandoned registration on June 30, 2011.

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note G—Fair Value Measurements

GAAPUSA defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAPUSA, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.

GAAPUSA describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.

The Account’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values:

Level 1—Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.

Level 3—Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.

The Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day.

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2012

Note G—Fair Value Measurements (Continued)

The following table presents information about the Account’s assets measured at fair value on a recurring basis as of December 31, 2012 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value.

		Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Vanguard Wellesley Income Fund Admiral Class Non-Qualified	$1,428,018	$0	$0	$1,428,018
Vanguard Long-Term Corporate Fund Investor Class Qualified	35	0	0	35
Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified	887,825	0	0	887,825
Vanguard Windsor Fund Admiral Class Qualified	1,467,610	0	0	1,467,610
Vanguard Windsor Fund Admiral Class Non-Qualified	11,413,846	0	0	11,413,846
Vanguard Wellington Fund Investor Class Qualified	63,893	0	0	63,893
Vanguard Wellington Fund Admiral Class Non-Qualified	3,378,405	0	0	3,378,405
Vanguard Morgan Growth Fund Admiral Class Qualified	111,824	0	0	111,824
Vanguard Morgan Growth Fund Admiral Class Non-Qualified	1,154,348	0	0	1,154,348
Vanguard Prime Money Market Fund Investor Class Qualified	46,487	0	0	46,487
Vanguard Prime Money Market Fund Investor Class Non-Qualified	1,584,150	0	0	1,584,150

Total Assets	$21,536,441	$0	$0	$21,536,441

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.

Report of Independent Registered Public Accounting Firm

To the Contract Owners and Board of Directors

of Federal Life Variable Annuity Account A

We have audited the accompanying statement of assets and liabilities of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund and the Vanguard Prime Money Market Fund) as of December 31, 2012, and the related statements of operations and changes in net assets and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the Account for the three years ended December 31, 2010 were audited by other auditors whose report dated February 25, 2011 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds of the Federal Life Variable Annuity Account A as of December 31, 2012, and the results of their operations and changes in their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

Arlington Heights, Illinois

February 21, 2013

Report of Independent Registered Public Accounting Firm

on Internal Control Required by SEC under Form N-SAR

Board of Directors

Federal Life Variable Annuity Account A

(A Wholly Owned Subsidiary of Federal Life Insurance Company (Mutual))

In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account), a wholly owned subsidiary of Federal Life Insurance Company (Mutual), as of and for the year ended December 31, 2012, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Account’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related cost of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Account’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Account’s internal control over financial reporting and its operations, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2012.

The report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Arlington Heights, Illinois

February 21, 2013